Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
		Mar. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Dec. 31, 2022 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 SGD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Restricted assets			$ 266.5		$ 471.3
Other investments (equity method)	[1]		$ 213.4		221.3
Total as percent of investable assets			52.60%	59.40%
Investment in the period			$ 0.4		2.0
Investable assets held by the Company			7,400.0		7,100.0
Investable assets held by insurance regulators			$ 551.0		489.5
Minimum capital required | £						£ 0.4					£ 0.4
Percentage of reinsurance liabilities			100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 1,009.3		1,166.4
Assets held-in-trust			1,167.8		1,389.5
Regulatory deposits			10.3		6.7
Deposit with states			6.7		6.5
MVI
Restricted Cash And Collateral [Line Items]
Investment in the period		$ 0.8	0.0		0.4
Multi-Line Insurer
Restricted Cash And Collateral [Line Items]
Other investments (equity method)																		$ 5.0
Investment in the period			0.4		1.6
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund			20.0
Assets held-in-trust			383.2		509.2
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			141.0		215.1
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			151.8				$ 200.9					$ 185.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			102.0					$ 153.2					$ 183.9
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			10.6						SFr 9.5					SFr 9.4
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			$ 127.5							$ 172.6					$ 174.7
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities			100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 306.7		380.3
Limited Partner | Real estate fund
Restricted Cash And Collateral [Line Items]
Restricted assets																$ 10.0	$ 20.0		$ 100.0
Other investments (equity method)			$ 213.4		$ 221.3

[1]	Other investments includes related party investments of $22.9 million (December 31, 2022 — $25.3 million) in Apollo Real Estate Fund and $12.6 million (December 31, 2022 — $12.7 million) in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $312.1 million (December 31, 2022 — $232.1 million ) which are held in trusts. (4)